13. EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
13. EQUITY

The following equity issuances occurred during the nine months ended June 30, 2012 and for the period subsequent to June 30, 2012.

The stock issuances were each exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.

During the nine months ended June 30, 2012 and for the period subsequent to June 30, 2012, Gemini and Ascendiant converted the following under the Securities Purchase Agreement dated May 19, 2011:

On October 21, 2011, Gemini converted $100,000 and interest of $4,247 into 2,619.261 shares of common stock at $.04 per share. On February 7, 2012, Gemini converted $100,000 and interest of $7,205 into 2,434.828 shares of common stock at $.044 per share.

On July 10, 2012, Gemini converted $75,000 and interest of $8,568 into 1,671.378 shares of common stock at $.050 per share.

On July 23, 2012, Ascendiant converted $50,000 and interest of $5,863 into 1,117,260 shares of common stock at $.050 per share.

The Company filed a registration statement on Form S-1, which was declared effective on August 29, 2011, to register 15,340,361 shares of its common stock, including (i) up to 5,400,000 shares of our common stock for Gemini issuable on conversion and the exercise of a warrant issued to Gemini and (ii) up to 1,992,000 shares of our common stock for Ascendiant issuable on conversion of debt and the  exercise of a warrant issued to Ascendiant.  From the effective date of the registration statement through June 30, 2012, 5,365,605 shares of the Company’s common stock have been issued to Gemini upon conversion of $225,000 of the convertible debentures and interest of $12,664 at an average of $0.044 per share.

On June 17, 2011, the Company entered into a Securities Purchase Agreement with Ascendiant, pursuant to which Ascendiant agreed to purchase up to $3,000,000 worth of shares of the Company’s common stock from time to time over a 24-month period, provided that certain conditions are met. The financing arrangement entered into by the Company and Ascendiant is commonly referred to as an “equity line of credit” or an “equity drawdown facility.”

Under the terms of the Securities Purchase Agreement, Ascendiant will not be obligated to purchase shares of the Company’s common stock unless and until certain conditions are met, including but not limited to the SEC declaring effective a Registration Statement (the “Registration Statement”) on Form S-1 and the Company maintaining an Effective Registration Statement which registers Ascendiant’s resale of any shares purchased by it under the equity drawdown facility. The customary terms and conditions associated with Ascendiant’s registration rights are set forth in a Registration Rights Agreement that was also entered into by the parties on June 17, 2011.

As of June 30, 2012, the Company has issued to Ascendiant 5,365,884 shares for $383,141 or $.071 per shares under the Securities Purchase Agreement excluding the commitment and legal fees.

On October 5, 2011, the Company entered into a Financial Consultant Agreement (“Agreement”) with D. Weckstein and Co, Inc. (“Weckstein”) The Agreement expires July 31, 2016. Under the Agreement, Weckstein was awarded 1,000,000 shares of restricted common stock on November 7, 2011. The shares were valued at $0.07 per share, the closing price on November 7, 2011. In addition, the Company paid $10,000 to Weckstein. The shares do not have registration rights.

On December 15, 2011 the Company issued 100,000 shares of restricted common stock to Todd Weaver for product development work. The shares were valued at $0.12 per share, the closing price on November 29, 2011, and do not have registration rights.

On February 7, 2012, the Company issued 1,000,000 restricted shares to Coventry Capital LLC related to an Advisory Agreement.  The shares were valued at $.10 per share.

On February 24, 2012, the Company issued 400,000 shares of common stock to five directors for services provided during 2011. The shares were issued under the Company’s 2011 Stock Incentive Plan.

On April 1, 2011, the Company entered into an Investor Banking Agreement with National Securities Corporation. On March 12, 2012, the Company issued warrants for up to 204,000, 366,000 and 30,000 shares of common stock to National Securities Corporation, Steven Freifeld and Vince Calicchia, respectively. The warrants are exercisable at $.10 per share and expire March 11, 2015.

On April 2, 2012, the Company filed a Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on April 18, 2012.

On May 16, 2012 the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC for services. The shares were valued at $0.10 per share. The shares do not have registration rights.

On May 31, 2012, the Company executed a Stock Purchase Agreement with Sumitomo Precision Products Co., Ltd. (SPP) whereby SPP invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012. The shares do not have registration rights.

During the fiscal year ended September 30, 2009, the Company issued 7,058,816 shares of common stock in satisfaction of $1,059,793 of outstanding indebtedness, including the debt due to Coventry Capital, 950,000 shares of common stock as grants to directors, 950,000 shares of common stock as grants to consultants, and 1,850,000 shares in resolution of certain outstanding matters with the RATLab LLC.

During the quarter ended December 31, 2009, the Company issued 300,000 shares of common stock as grants to directors, 100,000 shares of common stock as grants to a consultant, and 300,000 shares to RATLab.

On May 10, 2010, the Board of Directors issued to Mark Scott, our Chief Financial Officer, 1,000,000 shares of restricted common stock granted upon signing at the closing bid price of $0.02 per share on May 7, 2010.

On May 10, 2010, the Board of Directors issued to Ron Erickson or his designee Two Million (2,000,000) shares of restricted common stock of the Company and granted options to purchase three million (3,000,000) shares at $0.15 per share. The restricted common stock was issued at the closing bid price of $0.02 per share on May 7, 2010. The grant of options vests quarterly over two years and expires on May 6, 2020. This common stock issuance and the grant of options replace the 5,000,000 unissued shares previously approved by the Board of Directors on December 21, 2009.

On May 18, 2010, the Board of Directors issued 600,000 shares of restricted common stock of the Company to four (4) consultants and suppliers for the conversion of liabilities or for services. The parties valued the shares in this transaction at $0.02 per share, the closing bid price of the Company’s common stock during negotiations.

On June 1, 2010, the Board of Directors issued 666,667 shares of restricted common stock of the Company to a service provider for the conversion of $100,000 in liabilities at $0.15 per share.

On June 8, 2010, the Board of Directors issued 3,000,000, 100,000 and 100,000 of restricted common stock of the Company to James Gingo, Jeff Kruse and Steve Waddle, executives of TransTech, respectively.  The parties valued the shares in this transaction at $0.02 per share, the closing bid price of the Company’s common stock during negotiations.

On June 8, 2010, the Board of Directors issued 600,000 shares of restricted common stock of the Company to Paul Bonderson, a TransTech investor. The parties valued the shares in this transaction at $0.02 per share, the closing bid price of the Company’s common stock during negotiations.

On June 8, 2010, the Board of Directors issued 300,000 shares of restricted common stock of the Company to David Markowski for consulting services. The parties valued the shares in this transaction at $0.02 per share, the closing bid price of the Company’s common stock during negotiations.

On June 11, 2010, the Company issued a warrant for the purchase of 300,000 shares of common stock of the Company to the Sterling Fund for advisory services. The warrant was valued at $0.02 per share using the Black-Scholes-Merton option valuation model. The warrant expires June 10, 2013 and is callable if registered and with five closing trading prices of the Company’s common stock over $0.50 per share.

On November 17, 2010, the Company issued 20,000 shares of restricted shares of the Company’s common stock to Robert Jones for advisory services. The shares were valued at $0.24 per share, the closing price on November 17, 2010.

On December 23, 2010, the Company entered into a Securities Purchase Agreement (“Agreement”) with Seaside pursuant to which Seaside agreed to purchase restricted shares of the Company’s common stock from time to time over a 12-month period, provided that certain conditions are met.

Under the terms of the Agreement, the Company agreed to sell and issue to Seaside each month for a 12-month period commencing on the closing date, restricted shares of the Company’s common stock at a price equal to the lower of (i) 60% of the average trading price of the company’s stock during the 10 trading days immediately preceding each monthly closing date, or (ii) 70% of the average trading price for the trading day immediately preceding each monthly closing date. Visualant’s agreement to sell shares each month during said 12 month period is subject to certain conditions and limitations.  With respect to each subsequent closing, Visualant will not be obligated to sell any of its common stock to Seaside at a price lower than $0.25 per share, and Seaside’s beneficial ownership of the Company’s common stock will not exceed 9.9%. Seaside is not permitted to short sale the Company’s common stock.

Visualant paid Seaside’s legal fees and expenses in the amount of $25,000 for the initial closing, and agreed to pay $2,500 for each subsequent closing.  Visualant also has agreed to pay 7.0% in finder’s fees (to be paid in connection with each draw down) and issue 10,113 common stock warrants exercisable at $0.21395 per share.

The Agreement may be terminated by Seaside upon written notice to the Company, if at any time prior to the final subsequent closing the Company consummates a financing to which Seaside is not a party.

The Agreement also contains certain representations and warranties of Visualant and Seaside, including customary investment-related representations provided by Seaside, as well as acknowledgements by Seaside that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  Visualant provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  Seaside’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  Visualant also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

As of September 30, 2011, the Company sold to Seaside 2,529,314 shares at a purchase price of $0.302 per share, or an aggregate price of $763,650. In addition, the Company issued warrants to brokers for the purchase of 177,050 shares of common shares at the purchase price of $0.302 per share.

On January 27, 2011, the Company issued 275,000 restricted shares of the Company’s common stock to directors for services provided during 2010. The shares were valued at $0.448 per share, the closing price for the thirty days prior to January 27, 2011.

On January 27, 2011, the Company entered into a Contract for Corporate Advisory Services with Core consulting Group. Under the agreement dated December 6, 2010, the Company issued 381,500 of restricted shares of the Company’s common stock at $0.45 per share, the closing price on December 6, 2010. On April 27, 2011, the Company issued an additional 381,500 of restricted shares of our common stock at $0.45 per share, the closing price on December 6, 2010.

On January 27, 2011, Monahan & Biagi, PLLC converted $136,726 of accrued legal bills into 341,815 shares of our common stock at $0.40 per share, the closing price on January 22, 2011, the date the conversion was requested.

On February 14 and 17, 2011, Asher converted $50,000 of convertible debentures into173,378 shares of common stock at $0.2884 per share.

On February 23, 2011, Masahiro Kawahata, a director converted $90,906 of accrued expenses into 211,409 shares of the Company common stock at $0.43 per share, the closing price on February 23, 2011, the date the conversion was requested.

On February 23, 2011, the Company issued a warrant for the purchase of 1,000,000 shares of our common stock to Coach for advisory services. The warrant was issued at $0.25 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of the Company’s common stock over $0.75 per share.

On February 23, 2011, the Company issued a warrant for the purchase of 500,000 shares of our common stock to the Sterling Group for advisory services. The warrant was issued at $0.50 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of our common stock over $0.75 per share.

On April 1, 2011, Coach converted $250,000 and interest of $28,758 into 1,858,387 shares of common stock.

On April 1, 2011, the Company entered into a Consulting Agreement with Cerillion N4 Partners. Under the agreement, the Company issued 4,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with InvestorIdeas.com. Under the agreement, the Company issued 57,692 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with National Securities Corporation. Under the agreement, the Company issued 60,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 75,000 shares at $0.52 per share, the price on March 31, 2011.

On May 31, 2011, Coach exercised its warrant and received 833,333 shares of common stock. On December 7, 2009, the Company closed $250,000 of financing from Coach pursuant to a Convertible Promissory Note. In addition, Coach received warrants to purchase 833,333 shares of the Company’s common stock at $0.15 per share.  The warrant expired 3 years from the date of issuance.

On May 18, 2011, the Company entered into an Agreement with Mr. Gima. Under the agreement, we issued 10,000 shares at 0.52 per share.

On May 20, 24 and 26, 2011, Asher converted $50,000 of convertible debentures into 296,130 shares of common stock at $0.169 per share.

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC by agreeing to issue 1,000,000 of our common stock valued at $0.20 per share, the price during the negotiation of this agreement.

On June 17, 2011, the Company entered into a Securities Purchase Agreement with Ascendiant, pursuant to which Ascendiant agreed to purchase up to $3,000,000 worth of shares of the Company’s common stock from time to time over a 24-month period, provided that certain conditions are met. The financing arrangement entered into by the Company and Ascendiant is commonly referred to as an “equity line of credit” or an “equity drawdown facility.”

Under the terms of the Securities Purchase Agreement, Ascendiant will not be obligated to purchase shares of the Company’s common stock unless and until certain conditions are met, including but not limited to the SEC declaring effective a Registration Statement (the “Registration Statement”) on Form S-1 and the Company maintaining an Effective Registration Statement which registers Ascendiant’s resale of any shares purchased by it under the equity drawdown facility. The customary terms and conditions associated with Ascendiant’s registration rights are set forth in a Registration Rights Agreement that was also entered into by the parties on June 17, 2011.

Once the registration is declared effective, the Company has the right to sell and issue to Ascendiant, and Ascendiant will be obligated to purchase from the Company, up to $3,000,000 worth of shares of the Company’s common stock over a 24-month period beginning on such date (the “Commitment Period”). The Company will be entitled to sell such shares from time to time during the Commitment Period by delivering a draw down notice to Ascendiant. In such draw down notices, the Company will be required to specify the dollar amount of shares that it intends to sell to Ascendiant, which will be spread over a five-trading-day pricing period. For each draw, the Company will be required to deliver the shares sold to Ascendiant by the second trading day following the pricing period.   Ascendiant is entitled to liquidated damages in connection with certain delays in the delivery of its shares.

The Securities Purchase Agreement also provides for the following terms and conditions:

•	Purchase Price - 90% of the Company’s volume-weighted average price (“VWAP”) on each trading day during the five-trading-day pricing period, unless the lowest VWAP or closing bid price (“Market Price”) on the trading day before settlement is lower, in which case the Purchase Price shall be the Market Price less $.01.

•	Threshold Price – The Company may specify a price below which it will not sell shares during the applicable five-trading-day pricing period. If the VWAP falls below the threshold price on any day(s) during the pricing period, such day(s) will be removed from the pricing period (and Ascendiant’s investment amount will be reduced by 1/5 for each such day).

•	Maximum Draw - 20% of the Company’s total trading volume for the 10-trading-day period immediately preceding the applicable draw down, times the average VWAP during such period (but in no event more than $100,000).

•	Minimum Draw - None.

•	Minimum Time Between Draw Down Pricing Periods - Three trading days.

•	Minimum Use of Facility – The Company is not obligated to sell any shares of its common stock to Ascendiant during the Commitment Period.

•	Commitment Fees - 5% ($150,000), payable in shares of Company common stock based on the following schedule: $75,000 worth of restricted shares to be delivered at initial closing, $25,000 worth of shares if and when the S-1 is declared effective, and $25,000 worth of shares at 30 and 60 days). As of September 30, 2011, 1,141,119 shares of common stock were issued for $100,000 in fees. On October 21, 2011 and November 18, 2011, an additional 312,500 shares were issued for $50,000 in fees.

•	Other Fees and Expenses – $7,500 payable in cash or shares of common stock.

•	Indemnification - Ascendiant is entitled to customary indemnification from the Company for any losses or liabilities it suffers as a result of any breach by the Company of any provisions of the Securities Purchase Agreement, or as a result of any lawsuit brought by any stockholder of the Company (except stockholders who are officers, directors or principal stockholders of the Company).

•	Conditions to Ascendiant’s Obligation to Purchase Shares - Trading in the Company’s common stock must not be suspended by the SEC or other applicable trading market; the Company must not have experienced a material adverse effect; all liquidated damages and other amounts owing to Ascendiant must be paid in full; the Registration Statement must be effective with respect to Ascendiant’s resale of all shares purchased under the equity drawdown facility; there must be a sufficient number of authorized but unissued shares of the Company’s common stock; and the issuance must not cause Ascendiant to own more than 9.99% of the then outstanding shares of the Company’s common stock.

•	Termination - The Securities Purchase Agreement will terminate if the Company’s common stock is not listed on one of several specified trading markets (which include the NYSE AMEX, OTC Bulletin Board and Pink Sheets, among others); if the Company files for protection from its creditors; or if the Registration Statement was not declared effective by the SEC by the date nine months following the date of the Securities Purchase Agreement. The Company may terminate the Securities Purchase Agreement with five days’ notice.

The Securities Purchase Agreement also contains certain representations and warranties of the Company and Ascendiant, including customary investment-related representations provided by Ascendiant, as well as acknowledgements by Ascendiant that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws. The Company provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations. The Company’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC. The Company also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Securities Purchase Agreement.

The shares to be issued by the Company to Ascendiant under the Securities Purchase Agreement will be issued in private placements in reliance upon the exemption from the registration requirements set forth in the Securities Act provided for in Section 4(2) of the Securities Act, and the rules promulgated by the SEC thereunder.

The Company expects to issue up to 4,285,714 shares of common stock to be sold to Ascendiant Capital Partners, LLC under a Securities Purchase Agreement dated June 17, 2011. As of November 29, 2011, the Company has issued 774,599 shares for $67,047 or $.087 per shares under the Securities Purchase Agreement, excluding the Commitment Fees discussed above.

On June 17, 2011, the Company extended its April 1, 2011 Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 25,000 shares at $0.52 per share, the price on March 31, 2011.

On July 14, 17 and 20, 2011 Asher converted $50,000 into 491,506 shares of common stock at $.102 per share.

On August 23, 2011, the Company filed an amendment Registration Statement on Form S-1 for 15,340,361 shares of common stock. The Registration Statement primarily registers shares for Seaside, Gemini, Ascendiant, Coach and Sterling Group and was declared effective by the SEC on August 29, 2011.

On September 8, 2011, Gemini converted $25,000 and interest of $760 into 311,516 shares of common stock at $.0827 per share.

On October 5, 2011, the Company entered into a Financial Consultant Agreement (“Agreement”) with D. Weckstein and Co, Inc. (“Weckstein”) The Agreement expires July 31, 2016. Under the Agreement. Weckstein was awarded 1,000,000 shares of common stock on November 7, 2011. The shares were valued at $0.07 per share, the closing price on November 7, 2011. In addition, the Company paid $5,000 and owes $5,000 to Weckstein.

On October 21, 2011, Gemini converted $100,000 and interest of $4,247 into 2,619.261 shares of common stock at $.04 per share.